UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2003
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GSCP (NJ), L.P.
Address: 500 Campus Dr., Suite 220
         Florham Park, NJ 07932

Form 13F File Number: 28- 10125
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard T. Allorto, Jr.
Title: Manager of Financial Reporting
Phone: 973-437-1013

Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.     Florham Park, NJ       1/7/04
----------------------------   ------------------    ------------
[Signature]                     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number    Name
      28-_________________    ___________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        -----------
Form 13F Information Table Entry Total:    7
                                        -----------

Form 13F Information Table Value Total:  $718,934
                                        -----------
                                        (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number                Name

__________      28-_________________                _______________________

[Repeat as necessary.]


FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6       COLUMN 7         COLUMN 8
--------              ---------------   --------   --------  -------------------   -----------   -----------    -------------------

                                                     VALUE    SHRS OR  SH/  PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN  CALL     DISCRETION     MANAGERS    SOLE   SHARED  NONE
--------------        ----------------   -------   --------   ------------------     -----------   ----------   ----   ------  -----

Moore Wallace, Inc.          Com         615857109  192,252   13,096,155 SH           Sole          None                Sole

Washington Group             Com         938862208    1,634       74,389 SH           Sole          None                Sole
International, Inc.

DT Industries, Inc.          Com         23333J108      327      141,700 SH           Sole          None                Sole

Endo Pharmaceutical          Com         29264F205  229,832   13,721,328 SH          Shared-other   Kelso & Co.         Sole
Holdings, Inc.

Regal Entertainment Group    CL A        758766109  217,484    9,223,244 SH           Sole          None                Sole

Alterwoods Group, Inc        Com         014383103    6,664    1,245,552 SH           Sole          None                Sole





Allied Waste Industries Inc. Com         019589308   70,741    7,038,889 SH           Sole          None                Sole